UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
  	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Ironbound Capital Management LP
Address: 5 Vaughn Drive
	 Suite 106
	 Princeton, NJ 08540

13F File Number:	28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger	Princeton, New Jersey	November 14, 2007

Report Type (Check only one.):
	[X]        13F HOLDINGS REPORT.
	[ ]        13F NOTICE.
	[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: $689,520

List of Other Included Managers:

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
FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BROADCOM CORP                  CL A             111320107    42398  1163500 SH       SOLE                  1163500        0        0
CANADIAN NAT RES LTD           COM              136385101    34845   460000 SH       SOLE                   460000        0        0
CORNING INC                    COM              219350105    59833  2427300 SH       SOLE                  2427300        0        0
DILLARDS INC                   CL A             254067101    21535   986500 SH       SOLE                   986500        0        0
EATON VANCE CORP               COM NON VTG      278265103     7173   179500 SH       SOLE                   179500        0        0
ILLINOIS TOOL WKS INC          COM              452308109    35784   600000 SH       SOLE                   600000        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    29349   606500 SH       SOLE                   606500        0        0
JOHNSON & JOHNSON              COM              478160104    43073   655600 SH       SOLE                   655600        0        0
NEXEN INC                      COM              65334H102    55189  1807100 SH       SOLE                  1807100        0        0
NUCOR CORP                     COM              670346105    37645   633010 SH       SOLE                   633010        0        0
PEPSICO INC                    COM              713448108    35157   479900 SH       SOLE                   479900        0        0
PETRO-CDA                      COM              71644E102    46899   817200 SH       SOLE                   817200        0        0
ST JOE CO                      COM              790148100    49457  1471500 SH       SOLE                  1471500        0        0
SUNCOR ENERGY INC              COM              867229106    17142   180800 SH       SOLE                   180800        0        0
TALISMAN ENERGY INC            COM              87425E103    36090  1832005 SH       SOLE                  1832005        0        0
TEMPLE INLAND INC              COM              879868107    38246   726700 SH       SOLE                   726700        0        0
3M CO                          COM              88579Y101    18716   200000 SH       SOLE                   200000        0        0
TIMKEN CO                      COM              887389104    15759   424200 SH       SOLE                   424200        0        0
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR    92906P106    35646  1245500 SH       SOLE                  1245500        0        0
WELLPOINT INC                  COM              94973V107    29584   374855 SH       SOLE                   374855        0        0